Assets Under Development - MKII conversion costs (Details) - Engineering, procurement and construction agreement, CIMC $ in Thousands	Jun. 30, 2026 USD ($)
Other Commitments [Line Items]
2026	$ 243,829
2027	445,346
2028	239,024
2029	61,246
Total	989,445
Location, Statement of Financial Position, Balance [Axis]: us-gaap:AccountsPayableCurrent
Other Commitments [Line Items]
Total	21,700
Location, Statement of Financial Position, Balance [Axis]: us-gaap:AccruedLiabilitiesCurrent
Other Commitments [Line Items]
Total	$ 53,600